Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of reconciliation of effective tax rate
	2020	2019	2018
Reconciliation of effective tax rate	€’000	€’000	€’000
Loss before tax	(183,130)	(2)	-
Tax using Group’s domestic tax rate at 12.5%	22,931	-	-
Tax effect of:
Non-deductible expenses	(22,428)	-	-
Current-year losses for which no deferred tax asset is recognized	(503)	-	-
Total tax charge	-	-	-